13FCON P 2/14/06

This document is submitted as CONFIDENTIAL. Exemption from disclosure to non-governmental parties of this document and any copies of it is claimed under the Freedom of Information Act and applicable rules and regulations. It is requested that before any disclosure is permitted of this document of any part or copy of it, timely notice be given to Patrick J. Dooley, Esq., Akin Gump Strauss Hauer & Feld LLP, 590 Fifth Avenue, New York, New York 10022 (212) 872-1080.

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

05077047

FORM 13F

CONFIDENTIAL TREATMENT EXPIRED

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): ☐ is a restatement.
☐ adds new holdings entries.

RECD S.E.C. AUG 15 2005 1086

Institutional Investment Manager Filing this Report:

Name: Satellite Asset Management, L.P.
Address: 623 Fifth Avenue, 20th Floor
New York, NY 10022

Form 13F File Number: 028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian Kriftcher
Title: Chief Operating Officer
Phone: (212) 209-2000

PROCESSED
JAN 11 2007
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

Brian Kriftcher	New York, New York	August 12, 2005
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

☐ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

☐ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	7
Form 13F Information Table Value Total:	$168,577 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED JUNE 30, 2005
CONFIDENTIAL TREATMENT REQUESTED UNTIL NOVEMBER 15, 2005

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
HIBERNIA CORP	CL A	428656102	11,679	352,000	SH		SOLE		352,000		

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED JUNE 30, 2005
CONFIDENTIAL TREATMENT REQUESTED UNTIL FEBRUARY 15, 2006

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
BEVERLY ENTERPRISES INC	COM NEW	087851309	9,726	763,400	SH		SOLE		763,400		
GILLETTE CO	COM	375766102	53,442	1,055,543	SH		SOLE		1,055,543		
MAY DEPT STORES CO	COM	577778103	20,470	509,718	SH		SOLE		509,718		
PREMCOR INC.	COM	74045Q104	14,836	200,000	SH		SOLE		200,000		

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED JUNE 30, 2005
CONFIDENTIAL TREATMENT REQUESTED UNTIL MAY 15, 2006

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
AT&T CORP	COM NEW	001957505	47,959	2,518,880	SH		SOLE		2,518,880		
MBNA CORP	COM	55262L100	10,464	400,000	SH		SOLE		400,000		

REPORT SUMMARY: 7 DATA RECORDS $ 168,577